Investment Objectives and Goals	May 21, 2026
KraneShares Asia Pacific High Income USD Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Asia Pacific High Income USD Bond ETF (the “Fund”)